Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jun. 30, 2023
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40472
Entity Registrant Name	A2Z SMART TECHNOLOGIES CORP
Entity Central Index Key	0001866030
Entity Address, Address Line One	1600-609 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1C3